COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments due:
Total minimum lease payments under non-cancellable operating leases		¥ 16,372
Office properties [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		9,055
Office properties [member] | CNOOC Group [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		898
Office properties [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		139
Office properties [member] | Not later than one year [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		1,762
Office properties [member] | Not later than one year [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		24
Office properties [member] | Later than one year and not later than two years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		927
Office properties [member] | Later than one year and not later than two years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		20
Office properties [member] | Later than two years and not later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		2,106
Office properties [member] | Later than two years and not later than five years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		32
Office properties [member] | Later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		4,260
Office properties [member] | Later than five years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		63
Property, plant and equipment [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		7,317
Property, plant and equipment [member] | CNOOC Group [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		5,195
Property, plant and equipment [member] | Not later than one year [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		1,379
Property, plant and equipment [member] | Later than one year and not later than two years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		1,117
Property, plant and equipment [member] | Later than two years and not later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		1,760
Property, plant and equipment [member] | Later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases		¥ 3,061
Minimum [member] | Office properties [member]
Disclsoure of operating lease commitments
Lease term	6 months
Minimum [member] | Property, plant and equipment [member]
Disclsoure of operating lease commitments
Lease term	1 year
Maximum [member] | Office properties [member]
Disclsoure of operating lease commitments
Lease term	20 years
Maximum [member] | Property, plant and equipment [member]
Disclsoure of operating lease commitments
Lease term	25 years